Share-based payment plans (Tables)	12 Months Ended
Dec. 31, 2018
Share-Based Payment Arrangements [Abstract]
Summary of movement in number and WAEP of stock options
The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, founders' warrants, stock options and warrants during the period:

	December 31,
	2016		2017		2018
	Number	WAEP	Number	WAEP	Number	WAEP
Outstanding at January 1,	7,428,931	$3.58	7,177,500	$3.55	6,197,848	$3.59
Granted during the year	643,350	$2.07	230,000	$3.39	250,000	$1.93
Forfeited during the year	(317,880)	$2.97	(336,365)	$4.75	(269,082)	$2.84
Exercised during the year(1)	(187,901)	$1.53	(431,790)	$2.28	(14,814)	$1.85
Expired during the year	(389,000)	$3.12	(441,497)	$3.25	(180,500)	$5.67
Outstanding at period end	7,177,500	$3.55	6,197,848	$3.59	5,983,452	$3.50
Of which, warrants for consultants equivalent to employees	404,798	$3.23	151,500	$3.29	180,500	$2.75
Exercisable at period end	5,049,015	$4.28	4,900,052	$3.90	5,194,187	$3.62
Of which, warrants for consultants equivalent to employees	360,215	$3.41	131,917	$3.51	143,833	$3.11
________________________

(1)	The weighted average share estimated fair value at the dates of exercise of these options was $2.20 in 2018, $3.49 in 2017 and $2.21 in 2016.

The following table illustrates the number of, and movements in, restricted shares awards (RSA) during the period:

	December 31,
	2016	2017	2018
Outstanding at January 1,	—	634,720	1,467,166
Granted during the year	634,720	1,002,650	1,803,550
Forfeited during the year	—	(15,200)	(206,517)
Vested during the year	—	(155,004)	(318,018)
Outstanding at period end	634,720	1,467,166	2,746,181

Summary of movement in number and WAEP of founder warrants, warrants and restricted shares awards
The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, founders' warrants, stock options and warrants during the period:

	December 31,
	2016		2017		2018
	Number	WAEP	Number	WAEP	Number	WAEP
Outstanding at January 1,	7,428,931	$3.58	7,177,500	$3.55	6,197,848	$3.59
Granted during the year	643,350	$2.07	230,000	$3.39	250,000	$1.93
Forfeited during the year	(317,880)	$2.97	(336,365)	$4.75	(269,082)	$2.84
Exercised during the year(1)	(187,901)	$1.53	(431,790)	$2.28	(14,814)	$1.85
Expired during the year	(389,000)	$3.12	(441,497)	$3.25	(180,500)	$5.67
Outstanding at period end	7,177,500	$3.55	6,197,848	$3.59	5,983,452	$3.50
Of which, warrants for consultants equivalent to employees	404,798	$3.23	151,500	$3.29	180,500	$2.75
Exercisable at period end	5,049,015	$4.28	4,900,052	$3.90	5,194,187	$3.62
Of which, warrants for consultants equivalent to employees	360,215	$3.41	131,917	$3.51	143,833	$3.11
________________________

(1)	The weighted average share estimated fair value at the dates of exercise of these options was $2.20 in 2018, $3.49 in 2017 and $2.21 in 2016.

Fair value assumptions for determining value of the grants
The following table lists the inputs to the models used for determining the value of the grants made for the years ended December 31, 2016, 2017 and 2018:

	December 31,
	2016	2017	2018
Dividend yield (%)	—	—	—
Expected volatility (%)	63 - 69	63 - 64	68 - 70
Risk–free interest rate (%)	0.00 - 0.47	0.43	0.00
Assumed annual lapse rate of awards (%)	10 (5 for RSA)	10 for RSA 2 for stock options, warrants and a limited group of beneficiaries	10 for RSA 2 for stock options, warrants and a limited group of beneficiaries
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price (€)	1.76	2.30	1.08
Model used	Binomial	Binomial	Binomial

Fair value assumptions for determining value of the grants
The following table lists the inputs to the models used for determining the value of the grants made for the years ended December 31, 2016, 2017 and 2018:

	December 31,
	2016	2017	2018
Dividend yield (%)	—	—	—
Expected volatility (%)	63 - 69	63 - 64	68 - 70
Risk–free interest rate (%)	0.00 - 0.47	0.43	0.00
Assumed annual lapse rate of awards (%)	10 (5 for RSA)	10 for RSA 2 for stock options, warrants and a limited group of beneficiaries	10 for RSA 2 for stock options, warrants and a limited group of beneficiaries
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price (€)	1.76	2.30	1.08
Model used	Binomial	Binomial	Binomial